Brandon J. Cage
Assistant Vice President, Counsel
Law Department
(949) 219-3943 Telephone
(949) 219-6952 Facsimile
Brandon.Cage@PacificLife.com
October 21, 2009
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Destinations Individual Flexible Premium Deferred Variable Annuity (File No. 333-160772) funded by Separate Account A (File Number 811- 08946) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 1, with exhibits, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Destinations Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Destinations” or “Contract”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” This Post-Effective Amendment contains disclosure for an updated version of an existing optional benefit rider (“New Disclosure”) called the Automatic Income Builder Rider (based on the previous “Automatic Income Builder Rider” version and the quarterly fee deduction of the “CoreIncome Advantage Rider”).
The staff previously reviewed the existing disclosure contained in this Post-Effective Amendment No. 1, in connection with its review of Post-Effective Amendment Nos. 7 and 12 of Pacific Voyages for Pacific Life (File No. 333-136597) filed on July 2, 2008 and February 9, 2009, respectively (hereinafter collectively referred to as “Prior Filings”). The New Disclosure is substantially similar to the disclosure contained in the Prior Filings. By copy of this letter, we are sending a hard copy of the New Disclosure marked to show where disclosure differs materially from that in the Prior Filings.
The New Disclosure differs materially from the Prior Filings as follows:
1.	This version of the Automatic Income Builder Rider includes a dollar-for-dollar adjustment to the death benefit under the Contract for withdrawals that do not exceed the annual amount allowed under the Rider. For withdrawals that do exceed the annual amount allowed under the Rider, there will be a pro rata adjustment to the death benefit. New examples were added to demonstrate how the adjustment works.

2.	Annual charge for Rider is deducted quarterly; added same disclosure as was reviewed for the CoreIncome Advantage Rider.

3.	This supplement also incorporates applicable SEC staff comments received in connection with its review of new Registration Statements for Pacific One Select (333-160131), Pacific Destinations (333-160772) and Pacific Fusion (333-160999).

Securities and Exchange Commission
October 21, 2009

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage